Dropdowns - Additional Information (Detail) (USD $) In Millions, unless otherwise specified		12 Months Ended
	Oct. 27, 2011 Vessel	Dec. 31, 2010 Conventional Tankers [Member] Vessel	Mar. 17, 2010 Conventional Tankers [Member] Tanker
Business Acquisition [Line Items]
Number of vessels acquired	3	3	3
Increase in Partnership's net income due to effect of adjustment in common control exchanges		$ 2.3